Financial instruments - Schedule of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments And Fair Value Measurements [Line Items]
Investments	$ 365	$ 363
Level 1
Financial Instruments And Fair Value Measurements [Line Items]
Investments	365	363
Derivative assets	0	0
Derivative liabilities	0	0
Level 2
Financial Instruments And Fair Value Measurements [Line Items]
Investments	0	0
Derivative assets	369	551
Derivative liabilities	$ 0	$ 2,611